CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Jan. 03, 2021	Dec. 29, 2019	Dec. 30, 2018
Cash flows from operating activities
Net loss		$ (141,012)	$ (178,902)	$ (604,080)
Adjustments to reconcile net loss to net cash used in operating activities
Adjustments to reconcile net loss to net cash used in operating activities		47,328	53,448	82,894
Stock-based compensation		7,250	7,135	8,580
Non-cash interest expense		19,851	23,841	24,035
Equity in losses of unconsolidated investees		3,198	5,342	2,943
Gain on retirement of property, plant and equipment		(641)	0	0
Deferred income taxes		(1,330)	804	(2,243)
Gain on equity investments		(1,822)	0	0
Remeasurement gain on Physical Delivery Forward and Prepaid Forward		(38,236)	0	0
Impairment of property, plant and equipment		0	0	367,859
Gain from contractual obligations satisfied with inventory		0	0	(11,419)
Other, net		3,078	249	1,024
Changes in operating assets and liabilities
Accounts receivable		71,231	(77,830)	(32,540)
Contract assets		(1,806)	264	1,243
Inventories		25,212	28,415	18,076
Prepaid expenses and other assets		(5,590)	960	16,608
Operating lease right-of-use assets		2,264	2,449	0
Advances to suppliers		28,473	50,163	44,444
Advances to suppliers		(143,462)	53,451	(75,483)
Contract liabilities		(61,344)	6,460	1,236
Operating lease liabilities		(1,804)	(2,589)	0
Net cash used in operating activities		(189,162)	(26,340)	(156,823)
Cash flows from investing activities
Purchases of property, plant and equipment		(27,689)	(41,905)	(39,621)
Proceeds from disposal of short-term investments		6,572	0	0
Purchase of short-term investments		(1,340)	0	0
Proceeds from sale of assets		1,283	265	0
Purchases of intangibles		0	(231)	0
Installment payment for acquisition of subsidiary		(30,000)	0	0
Proceeds from sale of unconsolidated investee		3,220	0	0
Proceeds from equity method investment, distribution		2,462	0	0
Cash paid for equity method investments		0	0	(13,348)
Net cash used in investing activities		(45,492)	(41,871)	(52,969)
Cash flows from financing activities
Proceeds from debt		236,446	253,314	227,676
Repayment of debt		(226,664)	(254,649)	(231,870)
Net proceeds from issuance of convertible debt		190,330	0	0
Net proceeds from issuance of common stock		296,765	0	0
Payment for realized amount on underwriting physical delivery forward		(1,606)	0	0
Payment for prepaid forward		(40,000)	0	0
Distribution to noncontrolling interest		(278)	0	0
Repayment of finance lease obligations & other debt		(651)	(1,190)	(1,071)
Net parent (distribution) contribution		(133,996)	92,409	171,089
Net cash provided by financing activities		320,346	89,884	165,824
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents		77	381	61
Net increase (decrease) in cash, cash equivalents, restricted cash and restricted cash equivalents		85,769	22,054	(43,907)
Cash, cash equivalents, restricted cash and restricted cash equivalents, beginning of period		123,803	101,749	145,656
Cash, cash equivalents, restricted cash and restricted cash equivalents, end of period		209,572	123,803	101,749
Non-cash transactions
Property, plant and equipment purchases funded by liabilities		27,736	13,377	8,410
Right-of-use assets obtained in exchange for lease obligations	[1]	4,791	21,209	0
Interest expense financed by SunPower		11,333	17,000	17,000
Aged supplier financing balances reclassified from accounts payable to short-term debt		23,933	45,352	0
Supplemental cash flow information
Cash paid for interest		3,443	1,930	1,269
Cash paid for income taxes		$ 12,486	$ 8,109	$ 7,590

[1]	Amounts for fiscal year 2019 include the transition adjustment for the adoption of ASC 842 and new Right-of-Use (“ROU”) asset additions.